Revenue (Details) - Schedule of revenue disaggregated by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 48,412	$ 22,610
United States [Member]
Disaggregation of Revenue [Line Items]
Total	11,313	4,281
Greater China [Member]
Disaggregation of Revenue [Line Items]
Total	25,973	14,297
Latin America [Member]
Disaggregation of Revenue [Line Items]
Total	5,192	1,530
Rest of Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total	1,006	1,478
Europe [Member]
Disaggregation of Revenue [Line Items]
Total	$ 4,928	$ 1,024